Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2013 the Company had commitments under four shipbuilding contracts and six MoAs for the acquisition of ten newbuilds. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2014	$110,016	$3,100	$113,116
2015	121,496	4,026	125,522
2016	20,894	577	21,471
Total	$252,406	$7,703	$260,109